Composition of Assets Sold Under Agreements to Repurchase (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets Sold under Agreements to Repurchase [Line Items]
Assets sold under agreements to repurchase	$ 2,141,097	$ 2,412,550	$ 2,632,790
Maximum aggregate balance outstanding at any month-end	2,822,308	2,672,553	3,938,845
Average montly aggregate balance outstanding	$ 2,480,490	$ 2,356,100	$ 2,844,975
Weighted average interest rate for the year	2.20%	2.55%	2.45%
Weighted average interest rate at December 31	2.57%	2.34%	2.42%